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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cincinnati Financial Corporation
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth S. Miller                  Fairfield, Ohio         May 11, 2007
------------------------------------   ---------------------   -----------------

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

     No.   File No.   Name

     01    28-10753   The Cincinnati Insurance Company
     02    28-10754   The Cincinnati Life Insurance Company
     03    28-10755   The Cincinnati Casualty Company
     04    28-10756   The Cincinnati Indemnity Company


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0

Form 13F Information Table Entry Total:           37

Form 13F Information Table Value Total     2,396,797
                                          (thousands)

List of Other Included Managers: None


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
COLUMN 1                          COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
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                                  TITLE OF                 VALUE    SHRS OR  SH / PUT /  INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                      CLASS       CUSIP    (X$1000)   PRN AMT  PRN  CALL   DISCRETION MANAGERS    SOLE    SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
AGL RESOURCES                 COMMON          001204106    11,240    263,100 SH         SOLE                    263,100     --   --
ARCHSTONE-SMITH TRUST         COMMON          039583109     4,098     75,500 SH         SOLE                     75,500     --   --
ARTHUR J GALLAGHER            COMMON          363576109       567     20,000 SH         SOLE                     20,000     --   --
BB & T CORP                   COMMON          054937107     9,230    225,000 SH         SOLE                    225,000     --   --
CHEVRON CORPORATION           COMMON          166764100    24,555    332,000 SH         SOLE                    332,000     --   --
CONOCOPHILLIPS                COMMON          20825C104     6,835    100,000 SH         SOLE                    100,000     --   --
DUKE ENERGY CORP              COMMON          26441C105     6,209    306,000 SH         SOLE                    306,000     --   --
EXXON MOBIL CORPORATION       COMMON          30231G102   104,805  1,389,066 SH         SOLE                  1,389,066     --   --
FIFTH THIRD BANCORP           COMMON          316773100 1,051,734 27,183,604 SH         SOLE                 27,183,604     --   --
FIRST FINANCIAL BANCORP       COMMON          320209109    16,936  1,120,818 SH         SOLE                  1,120,818     --   --
FIRST MERIT CORPORATION       COMMON          337915102    92,101  4,362,922 SH         SOLE                  4,362,922     --   --
FORTUNE BRANDS INC            COMMON          349631101    51,453    652,792 SH         SOLE                    652,792     --   --
GENERAL ELECTRIC CO           COMMON          369604103    35,360  1,000,000 SH         SOLE                  1,000,000     --   --
GENUINE PARTS CO              COMMON          372460105    19,576    399,500 SH         SOLE                    399,500     --   --
HUNTINGTON BANCSHARES INC     COMMON          446150104     2,976    136,200 SH         SOLE                    136,200     --   --
JOHNSON & JOHNSON             COMMON          478160104    77,851  1,291,915 SH         SOLE                  1,291,915     --   --
LINCOLN NATIONAL CORP         COMMON          534187109     7,956    117,361 SH         SOLE                    117,361     --   --
LINEAR TECHNOLOGY CORP        COMMON          535678106    23,351    739,200 SH         SOLE                    739,200     --   --
MEDTRONIC INC                 CONVERTIBLE DEB 585055AM8     2,403  2,350,000 PRN        SOLE                         --     --   --
MEDTRONIC INC                 CONVERTIBLE DEB 585055AK2     1,943  1,900,000 PRN        SOLE                         --     --   --
MEDTRONIC INC                 COMMON          585055106    33,839    689,750 SH         SOLE                    689,750     --   --
MICROCHIP TECHNOLOGY INC      COMMON          595017104    21,737    611,800 SH         SOLE                    611,800     --   --
MICROSOFT CORP                COMMON          594918104    21,878    785,000 SH         SOLE                    785,000     --   --
NATIONAL CITY CORPORATION     COMMON          635405103    33,525    900,000 SH         SOLE                    900,000     --   --
PEOPLES COMMUNITY BANCORP     COMMON          71086E107     1,685    100,000 SH         SOLE                    100,000     --   --
PEPSICO INC                   COMMON          713448108     7,913    124,500 SH         SOLE                    124,500     --   --
PFIZER INC                    COMMON          717081103    51,063  2,021,500 SH         SOLE                  2,021,500     --   --
PIEDMONT NATURAL GAS          COMMON          720186105    69,337  2,628,400 SH         SOLE                  2,628,400     --   --
PNC FINANCIAL SERVICES GROUP  COMMON          693475105   190,792  2,651,000 SH         SOLE                  2,651,000     --   --
PROCTER & GAMBLE CORPORATION  COMMON          742718109    79,388  1,256,940 SH         SOLE                  1,256,940     --   --
SKY FINANCIAL GROUP INC       COMMON          83080P103    91,997  3,425,068 SH         SOLE                  3,425,068     --   --
SPECTRA ENERGY CORP           COMMON          847560109     2,049     78,000 SH         SOLE                     78,000     --   --
SYSCO CORP                    COMMON          871829107    15,832    468,000 SH         SOLE                    468,000     --   --
U S BANCORP                   COMMON          902973304   117,790  3,368,326 SH         SOLE                  3,368,326     --   --
WACHOVIA CORP                 COMMON          929903102    50,629    919,700 SH         SOLE                    919,700     --   --
WELLS FARGO & CO              COMMON          949746101    36,152  1,050,000 SH         SOLE                  1,050,000     --   --
WYETH                         COMMON          983024100    20,012    400,000 SH                                 400,000     --   --

                                                        2,396,797


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